Schedule of Remaining Term and Discount Rate (Details) - TALENTEC SDN. BHD. [Member]	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Weighted-average remaining term (years)	25 days	3 months 14 days
Weighted-average interest rate	0.0350	0.0506